ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

July 31, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:
ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
AlphaClone Alternative Alpha ETF (S000036971)
AlphaClone International ETF (S000051148)
AlphaClone Small Cap ETF (S000051147)
AlphaClone Activist Manager ETF (S000051149)
AlphaClone Value Manager ETF (S000051150)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, AlphaClone Alternative Alpha ETF, AlphaClone International ETF, AlphaClone Small Cap ETF, AlphaClone Activist Manager ETF and AlphaClone Value Manager ETF (collectively, the “Funds”) certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment with respect to the Funds dated July 31, 2017, and filed electronically as Post-Effective Amendment No. 225 to the Trust’s Registration Statement on Form N‑1A on July 25, 2017.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary